FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Capital Management (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Total equity	$ 56,536	$ 51,286	$ 56,068	$ 55,590
Net debt	$ 7,931	$ 5,079
Gearing (in percent)	14.00%	9.90%